Note 9 - Deferred Charges, Net - Schedule of Deferred Charges, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Balance	$ 52,688	$ 54,202
Additions	20,898	15,831
Amortization	(19,794)	(17,345)
Balance	$ 53,792	$ 52,688